DEFINED CONTRIBUTION PLANS (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF POST-EMPLOYMENT BENEFITS

The Company also provides post-employment benefits for its qualifying employees in Indonesia. Amounts recognized in the consolidated balance sheets in respect of these post-employment benefits are as follows:

	December 31,
	2021	2020
	US$	US$

Post-employment benefit obligation	—	56,081

SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

Amounts recognized in the consolidated statements of operations and comprehensive loss in respect of these post-employment benefits are as follows:

	Years ended December 31,
	2021	2020
	US$	US$

Current service cost	—	33,387
Loss on settlement	—	12,145
Interest expense	—	2,026
Past service cost	—	—
Total post-employment benefit expenses	—	47,558
Actuarial gain in other comprehensive income	—	(14,009)
Total expenses	—	33,549

SCHEDULE OF RECOGNIZED IN CONSOLIDATED BALANCE SHEETS

Movement in the net liability recognized in the consolidated balance sheets are as follows:

	December 31,
	2021	2020
	US$	US$

Beginning balance	56,081	34,817
Post-employment benefits expense	—	47,558
Benefit payment	—	(12,285)
Actuarial gain	—	(14,009)
Deconsolidation of a subsidiary	(56,081)	—
Ending balance	—	56,081

SCHEDULE OF DEFINED BENEFIT PLAN, ASSUMPTIONS

The major assumptions used by the independent actuary as at December 31, 2020 were as follows:

2020
Discount rate	7.25% p.a
Salary increment rate	8.5% p.a
Mortality rate	100% of mortality rate
Resignation rate	5% per annum up to age 25, decreasing linearly to 0% per annum at age 55
Normal pension	55 years old

SCHEDULE OF EFFECT OF ONE-PERCENTAGE-POINT CHANGE IN ASSUMED

The following table demonstrates sensitivity to a reasonably possible changes of one point percentage in market interest rates, with all other variables held constant, for present value of benefits obligation and current service cost as of December 31, 2021 and 2020 and for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
	US$	US$

Discount rate +1% or -1%
a. Present value of defined benefit obligation (“PVDBO”) rate +1%	—	(7,864)
b. PVDBO rate -1%	—	9,655
Salary increase rate +1% or -1%
a. PVDBO rate +1%	—	9,735
b. PVDBO rate -1%	—	(8,066)